Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Provisions	Provisions consist of the following (in thousands):

	Dilapidations provision	Share-based payments employment taxes provision	Provision for withholding taxes	Other provisions	Total
Current liabilities
At January 1, 2021	$-	$12,105	$4,100	$10,941	$27,146
Additional provision in the year	178	2	-	3,606	3,786
Release of provision in the year	-	(4,427)	-	(584)	(5,011)
Utilized provision in the year	(308)	-	(3,500)	(9,233)	(13,041)
Transfer from non-current provisions	277	-	1,901	-	2,178
Foreign exchange	(5)	-	-	(468)	(473)
At December 31, 2021	142	7,680	2,501	4,262	14,585
Additional provision in the year	101	-	-	5,814	5,915
Release of provision in the year	-	-	(1)	(940)	(941)
Utilized provision in the year	(16)	-	-	(2,772)	(2,788)
Transfer from non-current provisions	954	(5,432)	-	-	(4,478)
Foreign exchange	(118)	-	-	(122)	(240)
At December 31, 2022	$1,063	$2,248	$2,500	$6,242	$12,053

Non-current liabilities
At January 1, 2021	$5,670	$115,032	$7,400	$1,011	$129,113
Additional provision in the year	2,125	2,135	-	-	4,260
Transfer to current provisions	(277)	-	(1,901)	-	(2,178)
Release of provision in the year	(284)	(45,987)	(500)	(168)	(46,939)
Utilized provision in the year	(4)	(22,516)	-	(841)	(23,361)
Foreign exchange	(292)	(60)	-	2	(350)
At December 31, 2021	6,938	48,604	4,999	4	60,545
Additional provision in the year	1,320	-	-	-	1,320
Transfer to current provisions	(954)	5,432	-	-	4,478
Release of provision in the year	(48)	(49,351)	-	(4)	(49,403)
Utilized provision in the year	(70)	(4,204)	-	-	(4,274)
Foreign exchange	(375)	(125)	-	-	(500)
At December 31, 2022	$6,811	$356	$4,999	$-	$12,166